Income Taxes (Schedule Of Provision For Income Tax Benefit (Expense) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Abstract]
Current - Federal	$ (40,385)				$ (43,080)					$ (503)	$ 10,586	$ 61,655
Current - foreign										(27,256)	(48,466)	(48,579)
Current - state										3,193	1,527	(9,408)
Total current benefit (expense)										(24,566)	(36,353)	3,668
Deferred - Federal	(16,220)				(25,308)					(29,284)	126,905	261,014
Deferred - foreign										4,308	8,932	27,970
Deferred - state										(8,947)	22,333	15,627
Total deferred benefit (expense)	(16,220)				(25,308)					(33,923)	158,170	304,611
Income tax benefit (expense)	$ (56,605)	$ 33,654	$ (24,376)	$ 621	$ (68,388)	$ (36,833)	$ 73,802	$ (11,477)	$ 96,325	$ (58,489)	$ 121,817	$ 308,279